Long-term debt	12 Months Ended
Dec. 31, 2019
Long-term debt
Long-term debt

11Long-term debt

A summary of the long-term debt is as follows:

	2019	2018
	$	$

CIBC loan	11,864,385	11,955,245
Less: Current portion	5,144,461	1,339,583
Long-term portion	6,719,924	10,615,662

On July 30, 2018, the Company signed a term loan agreement with CIBC Innovation Banking (CIBC) to provide a secured loan for total initial gross proceeds of $12,500,000 maturing on July 29, 2022 with an interest rate based on prime plus 2.5%. The Company is required to make interest only payments until October 31, 2019 and monthly repayments on the principal of $378,788 plus accrued interest commencing on October 31, 2019. All obligations of the Company under the term loan agreement are guaranteed by current and future subsidiaries of the Company and include security of first priority interests in the assets of the Company and its subsidiaries. The Company has a financial covenant in relation to the CIBC loan where unrestricted cash is required to be greater than operating cash expenditures for a trailing three-month period, reported on a monthly basis. The Company is in compliance with this financial covenant as at December 31, 2019.

Subsequent to year end, on February 4, 2020, the full amount of the CIBC loan, plus interest, was repaid for a total payment of $12,041,032.

	2019	2018
	$	$

Balance - Beginning of period	11,955,245	—
Proceeds received	—	12,500,000
Transaction costs	—	(930,520)
Interest and accretion expense	1,240,911	517,409
Repayment	(1,331,771)	(131,644)
Balance - End of period	11,864,385	11,955,245
Less: Current portion	5,144,461	1,339,583
Long-term portion	6,719,924	10,615,662

In connection with this term loan agreement on July 31, 2018, the Company also issued 32,171 common share purchase warrants to CIBC, with each warrant entitling the holder to acquire one common share at a price of $9.70 per common share until the date that is 60 months from the closing of the term loan agreement, with a cashless exercise feature. The cashless exercise feature causes the conversion ratio to be variable and the warrants are therefore classified as a financial liability. Gains and losses on the warrants are recorded within finance costs on the consolidated statements of loss and comprehensive loss. A pricing model with observable market based inputs was used to estimate the fair value of the warrants issued. The estimated fair value of the warrants as at December 31, 2019 and 2018 was $254,769 and $98,203, respectively. The variables used to determine the fair values are as follows:

	2019		2018

Share price	$14.75		$5.50
Volatility	54%		86%
Expected life of warrants	3.6	years	4.6	years
Risk free interest rate	1.68%		1.88%
Dividend yield	—		—

The Federal Economic Development Agency (FedDev) loan with total proceeds of $867,000 was unsecured and non-interest bearing. The final repayment of $563,550 was made on July 25, 2018. During the year ended December 31, 2018, the Company recognized $90,775 of interest and accretion expense on this loan.

The Health Technology Exchange (HTX) loans with total proceeds of $1,500,000 were unsecured and bore interest at 4.50% per annum. The final repayment of $1,094,698, including accrued interest, was made on March 31, 2018. During the year ended December 31, 2018, the Company recognized $18,078 of interest and accretion expense on these loans.

On April 30, 2015, Profound Medical Inc. signed an agreement with Knight Therapeutics Inc. (Knight) to provide a secured loan of $4,000,000 (the Knight Loan) for an initial period of four years with an interest rate of 15% per annum, with payments of interest and principal deferred until June 30, 2017. As part of the agreement, Knight was also granted a royalty of 0.5% on net sales resulting from global sales of the Company’s products until May 20, 2019 (the royalty). In addition, the Company also entered into a distribution, licence and supply agreement with Knight pursuant to which Knight will act as the exclusive distributor of the Company’s product in Canada for an initial ten-year term, renewable for successive ten-year terms by either party. In connection with these arrangements, the Company issued to Knight 4% of the common shares of the Company  (171,745 common shares). On July 25, 2018, the full amount of the Knight Loan, including prepayment fees, was repaid for a total payment of $3,188,023.

The royalty was initially recorded at fair value and was subsequently carried at amortized cost using the effective interest rate method. The initial fair value of the royalty was determined using future revenue forecasts for the term of the loan and a discount rate of 18%. During the year ended December 31, 2019, the Company revised the fair value of the royalty, using future revenue forecasts for the term of the loan and a discount rate of 18%, and recognized an interest accretion recovery of $3,450 (2018 - $63,322).